Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Assets and Liabilities
Trading assets	SFr 65,461	SFr 111,141
Trading liabilities	18,338	27,535
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	37,188	54,198
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	13,155	36,546
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	11,101	17,559
Trading liabilities	8,945	10,604
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,017	2,838
Trading liabilities	225	242
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	9,168	16,689
Bank
Schedule of Trading Assets and Liabilities
Trading assets	65,955	111,299
Trading liabilities	18,337	27,539
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	37,614	54,297
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	13,182	36,606
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	11,143	17,559
Trading liabilities	8,945	10,604
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,016	2,837
Trading liabilities	225	242
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 9,167	SFr 16,693